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OMB APPROVAL

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OMB Number: 3235-0582

Expires: March 31, 2021

Estimated average burden

hours per response…7.2

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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Stephanie Shearer

Gemini Fund Services, LLC

80 Arkay Drive

Hauppauge, New York 11788

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (631) 470-2600

Date of fiscal year end: March 31, April 30, June 30, July 31, September 31, November 30 and December 31

Date of reporting period: July 1, 2019 - June 30, 2020

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibits A through UU is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2014 with respect to which the Registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the Registrant cast its vote on the matter;

(h) How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the Registrant cast its vote for or against management.

Registrant: NORTHERN LIGHTS FUND TRUST - 13D ACTIVIST FUND										Item 1, Exhibit 1
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	ABB LTD	ABB	000375204	3/26/2020	1	APPROVAL OF THE MANAGEMENT REPORT, THE CONSOLIDATED FINANCIAL STATEMENTS, AND THE ANNUAL FINANCIAL STATEMENTS FOR 2019	MGMT	Y	FOR	FOR
					2	CONSULTATIVE VOTE ON THE 2019 COMPENSATION REPORT	MGMT	Y	FOR	FOR
					3	DISCHARGE OF THE BOARD OF DIRECTORS AND THE PERSONS ENTRUSTED WITH MANAGEMENT	MGMT	Y	FOR	FOR
					4	APPROPRIATION OF EARNINGS	MGMT	Y	FOR	FOR
					5	RENEWAL OF AUTHORIZED SHARE CAPITAL	MGMT	Y	FOR	FOR
					6.1	BINDING VOTE ON THE MAXIMUM AGGREGATE AMOUNT OF COMPENSATION OF THE BOARD OF DIRECTORS FOR THE NEXT ANNUAL TERM OF OFFICE, I.E., FROM THE 2020 ANNUAL GENERAL MEETING TO THE 2021 ANNUAL GENERAL MEETING	MGMT	Y	FOR	FOR
					6.2	BINDING VOTE ON THE MAXIMUM AGGREGATE AMOUNT OF COMPENSATION OF THE EXECUTIVE COMMITTEE FOR THE FOLLOWING FINANCIAL YEAR, i.e., 2021.	MGMT	Y	FOR	FOR
					7a.	ELECT MATTI ALAHUHTA, AS DIRECTOR	MGMT	Y	FOR	FOR
					7b.	ELECT GUNNAR BROCK, AS DIRECTOR	MGMT	Y	FOR	FOR
					7c.	ELECT DAVID CONSTABLE, AS DIRECTOR	MGMT	Y	FOR	FOR
					7d.	ELECT FREDERICO FLEURY CURADO, AS DIRECTOR	MGMT	Y	FOR	FOR
					7e.	ELECT LARS FORBERG, AS DIRECTOR	MGMT	Y	FOR	FOR
					7f.	ELECT JENNIFER XIN-ZHE LI, AS DIRECTOR	MGMT	Y	FOR	FOR
					7g.	ELECT GERALDINE MATCHETT, AS DIRECTOR	MGMT	Y	FOR	FOR
					7h.	ELECT DAVID MELINE, AS DIRECTOR	MGMT	Y	FOR	FOR
					7i.	ELECT SATISH PAI, AS DIRECTOR	MGMT	Y	FOR	FOR
					7j.	ELECT JACOB WALLENBERG, AS DIRECTOR	MGMT	Y	FOR	FOR
					7k.	ELECT PETER VOSER, AS DIRECTOR AND CHAIRMAN	MGMT	Y	FOR	FOR
					8.1	ELECTION OF MEMBER TO THE COMPENSATION COMMITTEE: DAVID CONSTABLE	MGMT	Y	FOR	FOR
					8.2	ELECTION OF MEMBER TO THE COMPENSATION COMMITTEE: FREDERICO FLEURY CURADO	MGMT	Y	FOR	FOR
					8.3	ELECTION OF MEMBER TO THE COMPENSATION COMMITTEE: JENNIFER XIN-ZHE LI	MGMT	Y	FOR	FOR
					9	ELECTION OF THE INDEPENDENT PROXY, DR. HANS ZEHNDER	MGMT	Y	FOR	FOR
					10	ELECTION OF THE AUDITORS, KPMG AG	MGMT	Y	FOR	FOR
					11	IN CASE OF ADDITIONAL OR ALTERNATIVE PROPOSALS TO THE PUBLISHED AGENDA ITEMS DURING THE ANNUAL GENERAL MEETING OR OF NEW AGENDA ITEMS, I AUTHORIZE THE INDEPENDENT PROXY TO ACT.	MGMT	Y	FOR	FOR

	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
2	AUTOLIV, INC	ALV	052800109	Annual May 7, 2020	1	DIRECTOR: MIKAEL BRATT JAN CARLSON HASSE JOHANSSON LEIF JOHANSSON DAVID E. KEPLER FRANZ-JOSEF KORTUM XIAOZHI LIU MIN LIU JAMES M. RINGLER THADDEUS SENKO	MGMT	Y	FOR ALL	FOR ALL
					2	ADVISORY VOTE ON AUTOLIV, INC.'S 2019 EXECUTIVE COMPENSATION	MGMT	Y	FOR	FOR
					3	RATIFICATION OF ERNST & YOUNG AB AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31, 2020	MGMT	Y	FOR	FOR

	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
3	ARAMARK	ARMK	03852U106	Annual January 29, 2020	1A	ELECTION OF DIRECTOR: SUSAN M. CAMERON	MGMT	Y	FOR	FOR
					1B	ELECTION OF DIRECTOR: GREG CREED	MGMT	Y	FOR	FOR
					1C	ELECTION OF DIRECTOR: CALVIN DARDEN	MGMT	Y	FOR	FOR
					1D	ELECTION OF DIRECTOR: RICHARD W. DREILING	MGMT	Y	FOR	FOR
					1E	ELECTION OF DIRECTOR: IRENE M. ESTEVES	MGMT	Y	FOR	FOR
					1F	ELECTION OF DIRECTOR: DANIEL J. HEINRICH	MGMT	Y	FOR	FOR
					1G	ELECTION OF DIRECTOR: PAUL G. HILAL	MGMT	Y	FOR	FOR
					1H	ELECTION OF DIRECTOR: KAREN M. KING	MGMT	Y	FOR	FOR
					1I	ELECTION OF DIRECTOR: STEVEN I. SADOVE	MGMT	Y	FOR	FOR
					1J	ELECTION OF DIRECTOR: ARTHUR B. WINKLEBLACK	MGMT	Y	FOR	FOR
					1K	ELECTION OF DIRECTOR: JOHN J. ZILLMER	MGMT	Y	FOR	FOR
					2	TO RATIFY THE APPOINTMENT OF KPMG LLP AS ARAMARK'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING OCTOBER 2, 2020	MGMT	Y	FOR	FOR
					3	TO APPROVE, IN A NON-BINDING ADVISORY VOTE, THE COMPENSATION PAID TO THE NAMED EXECUTIVE OFFICERS.	MGMT	Y	FOR	FOR
					4	TO APPROVE ARAMARK'S SECOND AMENDED AND RESTATED 2013 STOCK INCENTIVE PLAN	MGMT	Y	FOR	FOR
					5	TO APPROVE ARAMARK'S SECOND AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO PERMIT THE HOLDERS OF AT LEAST FIFTEEN PERCENT (15%) OF THE COMPANY'S OUTSTANDING SHARES OF COMMON STOCK TO CALL A SPECIAL MEETING OF SHAREHOLDERS FOR ANY PURPOSE PERMISSIBLE UNDER APPLICABLE LAW AND TO DELETE CERTAIN OBSOLETE PROVISIONS.	MGMT	Y	FOR	FOR

	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
4	CALLAWAY GOLF COMPANY	ELY	131193104	Annual May 12, 2020	1	DIRECTOR: Oliver G. Brewer III Samuel H. Armacost Scott H. Baxter John C. Cushman, III Laura J. Flanagan Russell L. Fleischer John F. Lundgren Adebayo O. Ogunlesi Linda B. Segre Anthony S. Thornley	MGMT	Y	FOR ALL	FOR ALL
					2	RATIFY, ON AN ADVISORY BASIS, THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2020.	MGMT	Y	FOR	FOR
					3	APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.	MGMT	Y	FOR	FOR
					4	APPROVE AN AMENDMENT TO THE CERTIFICATE OF INCORPORATION TO ELIMINATE CUMULATIVE VOTING IN THE ELECTION OF DIRECTORS.	MGMT	Y	AGAINST	AGAINST

	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
5	GCP APPLIED TECHNOLOGIES INC.	GCP	36164Y101	Contested Annual Meeting May 28, 2020	1	DIRECTOR: Kevin W. Brown Peter A. Feld Janet P. Giesselman Clay H. Kiefaber Marran H. Ogilvie Andrew M. Ross Linda J. Welty Robert H. Yanker	SHAREHOLDER	Y	FOR ALL	AGAINST
					2	COMPANY'S PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2020.	MGMT	Y	FOR	FOR
					3	COMPANY'S PROPOSAL TO APPROVE, ON AN ADVISORY, NON-BINDING BASIS, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.	MGMT	Y	ABSTAIN	N/A
					4	COMPANY'S PROPOSAL TO APPROVE THE AMENDMENT TO THE COMPANY'S RIGHTS AGREEMENT.	MGMT	Y	AGAINST	AGAINST

	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
6	GREEN DOT CORPORATION	GDOT	39304D102	Annual Meeting June 9, 2020	1A	ELECTION OF DIRECTOR: KENNETH C. ALDRICH	MGMT	Y	FOR	FOR
					1B	ELECTION OF DIRECTOR: J. CHRIS BREWSTER	MGMT	Y	FOR	FOR
					1C	ELECTION OF DIRECTOR: GLINDA BRIDGFORTH HODGES	MGMT	Y	FOR	FOR
					1D	ELECTION OF DIRECTOR: RAJEEV V. DATE	MGMT	Y	FOR	FOR
					1E	ELECTION OF DIRECTOR: SATURNINO FANLO	MGMT	Y	FOR	FOR
					1F	ELECTION OF DIRECTOR: WILLIAM I. JACOBS	MGMT	Y	FOR	FOR
					1G	ELECTION OF DIRECTOR: DAN R.HENRY	MGMT	Y	FOR	FOR
					1H	ELECTION OF DIRECTOR: JEFFREY B. OSHER	MGMT	Y	FOR	FOR
					1I	ELECTION OF DIRECTOR: ELLEN RICHEY	MGMT	Y	FOR	FOR
					1J	ELECTION OF DIRECTOR: GEORGE T. SHAHEEN	MGMT	Y	FOR	FOR
					2	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS GREEN DOT'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2020.	MGMT	Y	FOR	FOR
					3	ADVISORY APPROVAL OF EXECUTIVE COMPENSATION.	MGMT	Y	FOR	FOR
					4	AMENDMENT AND RESTATEMENT OF GREEN DOT'S 2010 EQUITY INCENTIVE PLAN.	MGMT	Y	FOR	FOR

	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
7	THE HOWARD HUGHES CORPORATION	HHC	44267D107	Annual May 14, 2020	1A	ELECTION OF DIRECTOR: WILLIAM ACKMAN	MGMT	Y	FOR	FOR
					1B	ELECTION OF DIRECTOR: ADAM FLATTO	MGMT	Y	FOR	FOR
					1C	ELECTION OF DIRECTOR: JEFFREY FURBER	MGMT	Y	FOR	FOR
					1D	ELECTION OF DIRECTOR: BETH KAPLAN	MGMT	Y	FOR	FOR
					1E	ELECTION OF DIRECTOR: PAUL LAYNE	MGMT	Y	FOR	FOR
					1F	ELECTION OF DIRECTOR: ALLEN MODEL	MGMT	Y	FOR	FOR
					1G	ELECTION OF DIRECTOR: R. SCOT SELLERS	MGMT	Y	FOR	FOR
					1H	ELECTION OF DIRECTOR: STEVEN SHEPSMAN	MGMT	Y	FOR	FOR
					1I	ELECTION OF DIRECTOR: MARY ANN TIGHE	MGMT	Y	FOR	FOR
					2	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION (SAY-ON-PAY)	MGMT	Y	FOR	FOR
					3	APPROVAL OF THE HOWARD HUGHES CORPORATION 2020 EQUITY INCENTIVE PLAN	MGMT	Y	FOR	FOR
					4	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2020	MGMT	Y	FOR	FOR

	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
8	HOWMET AEROSPACE INC.	HWM	443201108	Annual June 15, 2020	1A	ELECTION OF DIRECTOR: JAMES F. ALBAUGH	MGMT	Y	FOR	FOR
					1B	ELECTION OF DIRECTOR: AMY E. ALVING	MGMT	Y	FOR	FOR
					1C	ELECTION OF DIRECTOR: JOSEPH S. CANTIE	MGMT	Y	FOR	FOR
					1D	ELECTION OF DIRECTOR: ROBERT F. LEDUC	MGMT	Y	FOR	FOR
					1E	ELECTION OF DIRECTOR: DAVID J. MILLER	MGMT	Y	FOR	FOR
					1F	ELECTION OF DIRECTOR: JODY G. MILLER	MGMT	Y	FOR	FOR
					1G	ELECTION OF DIRECTOR: TOLGA I. OAL	MGMT	Y	FOR	FOR
					1H	ELECTION OF DIRECTOR: NICOLE W. PIASECKI	MGMT	Y	FOR	FOR
					1I	ELECTION OF DIRECTOR: JOHN C. PLANT	MGMT	Y	FOR	FOR
					1J	ELECTION OF DIRECTOR: ULRICH R. SCHMIDT	MGMT	Y	FOR	FOR
					2	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2020.	MGMT	Y	FOR	FOR
					3	TO APPROVE, ON AN ADVISORY BASIS, EXECUTIVE COMPENSATION.	MGMT	Y	FOR	FOR
					4	SHAREHOLDER PROPOSAL REGARDING SHAREHOLDING THRESHOLD TO CALL SPECIAL SHAREOWNER MEETING.	SHARERHOLDER	Y	FOR	AGAINST

	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
9	INNOVIVA INC.	INVA	45781M101	Annual April 24, 2020	1A	ELECTION OF DIRECTOR: GEORGE W. BICKERSTAFF, III	MGMT	Y	FOR	FOR
					1B	ELECTION OF DIRECTOR: MARK A. DIPAOLO, ESQ.	MGMT	Y	FOR	FOR
					1C	ELECTION OF DIRECTOR: JULES HAIMOVITZ	MGMT	Y	FOR	FOR
					1D	ELECTION OF DIRECTOR: ODYSSEAS D. KOSTAS, M.D.	MGMT	Y	FOR	FOR
					1E	ELECTION OF DIRECTOR: SARAH J. SCHLESINGER, M.D.	MGMT	Y	FOR	FOR
					2	APPROVE THE NON-BINDING ADVISORY RESOLUTION REGARDING EXECUTIVE COMPENSATION.	MGMT	Y	FOR	FOR
					3	RATIFY THE SLECTION BY THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS FOR GRANT THORNTON LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2020.	MGMT	Y	FOR	FOR

	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
10	IRONWOOD PHARMACEUTICALS, INC.	IRWD	76333X108	Annual June 3, 2020	1	DIRECTOR: MARK G. CURRIE, Ph.D JON DUANE MARK MALLON	MGMT	Y	FOR ALL	FOR ALL
					2	APPROVAL, BY NON-BINDING ADVISORY VOTE, OF THE COMPENSATION PAID TO THE NAMED EXECUTIVE OFFICERS.	MGMT	Y	FOR	FOR
					3	RATIFICATION OF THE SELECTION OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2020.	MGMT	Y	FOR ALL	FOR ALL

	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
11	LKQ CORPORATION	LKQ	501889208	Annual May 12, 2020	1A	ELECTION OF DIRECTOR: PATRICK BERARD	MGMT	Y	FOR	FOR
					1B	ELECTION OF DIRECTOR: MEG A. DIVITTO	MGMT	Y	FOR	FOR
					1C	ELECTION OF DIRECTOR: ROBERT M. HANSER	MGMT	Y	FOR	FOR
					1D	ELECTION OF DIRECTOR: JOSEPH M. HOLSTEN	MGMT	Y	FOR	FOR
					1E	ELECTION OF DIRECTOR: BLYTHE J. MCGARVIE	MGMT	Y	FOR	FOR
					1F	ELECTION OF DIRECTOR: JOHN W. MENDEL	MGMT	Y	FOR	FOR
					1G	ELECTION OF DIRECTOR: JODY G. MILLER	MGMT	Y	FOR	FOR
					1H	ELECTION OF DIRECTOR: JOHN F. O'BRIEN	MGMT	Y	FOR	FOR
					1I	ELECTION OF DIRECTOR: GUHAN SUBRAMNIAN	MGMT	Y	FOR	FOR
					1J	ELECTION OF DIRECTOR: XAVIER URBAIN	MGMT	Y	FOR	FOR
					1K	ELECTION OF DIRECTOR: DOMINICK ZARCONE	MGMT	Y	FOR	FOR
					2	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR OUR FISCAL YEAR ENDING DECEMBER 31, 2020.	MGMT	Y	FOR	FOR
					3	APPROVAL, ON AN ADVISORY BASIS, OF THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	MGMT	Y	FOR	FOR

	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
12	CHENIERE ENERGY, INC.	LNG	16411R208	Annual May 14, 2020	1A	ELECTION OF DIRECTOR: G. ANDREA BOTTA	MGMT	Y	FOR	FOR
					1B	ELECTION OF DIRECTOR: JACK A. FUSCO	MGMT	Y	FOR	FOR
					1C	ELECTION OF DIRECTOR: VICKY A. BAILEY	MGMT	Y	FOR	FOR
					1D	ELECTION OF DIRECTOR: NUNO BRANDOLINI	MGMT	Y	FOR	FOR
					1E	ELECTION OF DIRECTOR: MICHELE A. EVANS	MGMT	Y	FOR	FOR
					1F	ELECTION OF DIRECTOR: DAVID I. FOLEY	MGMT	Y	FOR	FOR
					1G	ELECTION OF DIRECTOR: DAVID B. KILPATRICK	MGMT	Y	FOR	FOR
					1H	ELECTION OF DIRECTOR: ANDREW LANGHAM	MGMT	Y	FOR	FOR
					11	ELECTION OF DIRECTOR: COURTNEY R. MATHER	MGMT	Y	FOR	FOR
					1J	ELECTION OF DIRECTOR: DONALD F. ROBILLARD, JR.	MGMT	Y	FOR	FOR
					1K	ELECTION OF DIRECTOR: NEAL A. SHEAR	MGMT	Y	FOR	FOR
					2	APPROVE, ON AN ADVISORY AND NON-BINDING BASIS, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS FOR 2019.	MGMT	Y	FOR	FOR
					3	RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2020.	MGMT	Y	FOR	FOR
					4	APPROVE THE CHENIERE ENERGY, INC. 2020 INCENTIVE PLAN.	MGMT	Y	FOR	FOR
					5	SHAREHOLDER PROPOSAL REGARDING CLIMATE CHANGE RISK ANALYSIS	SHAREHOLDER	Y	ABSTAIN	N/A

	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
13	MEDIFAST, INC.	MED	58470H101	Annual June 15, 2020	1A	ELECTION OF DIRECTOR: JEFFREY J. BROWN	MGMT	Y	FOR	FOR
					1B	ELECTION OF DIRECTOR: KEVIN G. BYRNES	MGMT	Y	FOR	FOR
					1C	ELECTION OF DIRECTOR: DANIEL R. CHARD	MGMT	Y	FOR	FOR
					1D	ELECTION OF DIRECTOR: CONSTANCE J. HALLQUIST	MGMT	Y	FOR	FOR
					1E	ELECTION OF DIRECTOR: MICHAEL A. HOER	MGMT	Y	FOR	FOR
					1F	ELECTION OF DIRECTOR: MICHAEL C. MACDONALD	MGMT	Y	FOR	FOR
					1G	ELECTION OF DIRECTOR: CARL E. SASSANO	MGMT	Y	FOR	FOR
					1H	ELECTION OF DIRECTOR: SCOTT SCHLACKMAN	MGMT	Y	FOR	FOR
					1I.	ELECTION OF DIRECTOR: ANDREA B. THOMAS	MGMT	Y	FOR	FOR
					1J	ELECTION OF DIRECTOR: MING XIAN	MGMT	Y	FOR	FOR
					2	RATIFY THE APPOINTMENT OF RSM US LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31, 2020	MGMT	Y	FOR	FOR
					3	TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.	MGMT	Y	FOR	FOR

	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
14	MAGELLAN HEALTH, INC.	MGLN	559079207	Annual June 17, 2020	1	DIRECTOR: STEVEN J. SHULMAN SWATI ABBOTT KENNETH J. FASOLA PETER A. FELD G. SCOTT MACKENZIE LESLIE V. NORWALK GUY P. SANSONE MURAL R. JOSEPHSON CHRISTOPHER CHEN, M.D.	MGMT	Y	FOR ALL	FOR ALL
					2	TO APPROVE IN AN ADVISORY VOTE THE COMPENSATION OF THE NAMED EXECUTIVE OFFICERS.	MGMT	Y	FOR	FOR
					3	TO RECOMMEND IN AN ADVISORY VOTE THE FREQUENCY OF STOCKHOLDER VOTES ON NAMED EXECUTIVE OFFICER COMPENSATION.	MGMT	Y	1 YEAR	1 YEAR
					4	RATIFICATION OF ERNST & YOUNG AS INDEPENDENT AUDITORS FOR THE FISCAL YEAR 2020.	MGMT	Y	FOR	FOR

	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
15	NORTONLIFELOCK INC.	NLOK	668771108	Annual December 19, 2019	1A	ELECTION OF DIRECTOR: SUE BARSAMIAN	MGMT	Y	FOR	FOR
					1B	ELECTION OF DIRECTOR: FRANK E. DANGEARD	MGMT	Y	FOR	FOR
					1C	ELECTION OF DIRECTOR: NORA M. DENZEL	MGMT	Y	FOR	FOR
					1D	ELECTION OF DIRECTOR: PETER A. FELD	MGMT	Y	FOR	FOR
					1E	ELECTION OF DIRECTOR: KENNETH Y. HAO	MGMT	Y	FOR	FOR
					1F	ELECTION OF DIRECTOR: DAVID W. HUMPHREY	MGMT	Y	FOR	FOR
					1G	ELECTION OF DIRECTOR: VINCENT PILETTE	MGMT	Y	FOR	FOR
					1H	ELECTION OF DIRECTOR: V. PAUL UNRUH	MGMT	Y	FOR	FOR
					2	RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2020 FISCAL YEAR.	MGMT	Y	FOR	FOR
					3	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION	MGMT	Y	FOR	FOR
					4	STOCKHOLDER PROPOSAL REGARDING INDEPENDENT BOARD CHAIRMAN	SHAREHOLDER	Y	FOR	AGAINST

	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
16	SEAGATE TECHNOLOGIES	STX	G7945M107	Annual October 29, 2019	1A	ELECTION OF DIRECTOR: WILLIAM D. MOSLEY	MGMT	Y	FOR	FOR
					1B	ELECTION OF DIRECTOR: STEPHEN J. LUCZO	MGMT	Y	FOR	FOR
					1C	ELECTION OF DIRECTOR: MARK W. ADAMS	MGMT	Y	FOR	FOR
					1D	ELECTON OF DIRECTOR: JUDY BRUNER	MGMT	Y	FOR	FOR
					1E	ELECTION OF DIRECTOR: MICHAEL R. CANNON	MGMT	Y	FOR	FOR
					1F	ELECTION OF DIRECTOR: WILLIAM T. COLEMAN	MGMT	Y	FOR	FOR
					1G	ELECTION OF DIRECTOR: JAY L. GELDMACHER	MGMT	Y	FOR	FOR
					1H	ELECTION OF DIRECTOR: DYLAN HAGGART	MGMT	Y	FOR	FOR
					1I	ELECTION OF DIRECTOR: STEPHANIE TILENIUS	MGMT	Y	FOR	FOR
					1J	ELECTION OF DIRECTOR: EDWARD J. ZANDER	MGMT	Y	FOR	FOR
					2	APPROVE, IN AN ADVISORY, NON-BINDING VOTE, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS ("SAY-ON-PAY")	MGMT	Y	FOR	FOR
					3	RATIFY, IN A NON-BINDING VOTE, THE APPOINTMENT OF ERNST & YOUNG LLP AS THE INDEPENDENT AUDITORS OF THE COMPANY AND AUTHORIZE, IN A BINDING VOTE, THE AUDIT COMMITTEE OF THE COMPANY'S BOARD OF DIRECTORS TO SET THE AUDITORS' REMUNERATION.	MGMT	Y	FOR	FOR
					4	APPROVE OUR AMENDED AND RESTATED 2012 EQUITY INCENTIVE PLAN	MGMT	Y	FOR	FOR
					5	GRANT THE BOARD THE AUTHORITY TO ALLOT AND ISSUE SHARES.	MGMT	Y	ABSTAIN	n/a
					6	GRANT THE BOARD THE AUTHORITY TO OPT-OUT OF STATUTORY PRE-EMPTION RIGHTS.	MGMT	Y	ABSTAIN	n/a
					7	DETERMINE THE PRICE RANGE AT WHICH THE COMPANY CAN RE-ALLOT SHARES THAT IT ACQUIRES AS TREASURY SHARES.	MGMT	Y	ABSTAIN	n/a

	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
17	SLM CORPORATION	SLM	78442P106	Annual June 18, 2020	1A	ELECTION OF DIRECTOR: PAUL G. CHILD	MGMT	Y	FOR	FOR
					1B	ELECTION OF DIRECTOR: MARY CARTER WARREN FRANKE	MGMT	Y	FOR	FOR
					1C	ELECTION OF DIRECTOR: EARL A. GOODE	MGMT	Y	FOR	FOR
					1D	ELECTION OF DIRECTOR: MARIANNE M. KELER	MGMT	Y	FOR	FOR
					1E	ELECTION OF DIRECTOR: MARK L. LAVELLE	MGMT	Y	FOR	FOR
					1F	ELECTION OF DIRECTOR: JIM MATHESON	MGMT	Y	FOR	FOR
					1G	ELECTION OF DIRECTOR: FRANK C. PULEO	MGMT	Y	FOR	FOR
					1H	ELECTION OF DIRECTOR: VIVIAN C. SCHNECK-LAST	MGMT	Y	FOR	FOR
					1I	ELECTION OF DIRECTOR: WILLIAM N. SHIEBLER	MGMT	Y	FOR	FOR
					1J	ELECTION OF DIRECTOR: ROBERT J. STRONG	MGMT	Y	FOR	FOR
					1K	ELECTION OF DIRECTOR: JONATHAN W. WITTER	MGMT	Y	FOR	FOR
					1L	ELECTION OF DIRECTOR: KIRSTEN O. WOLBERG	MGMT	Y	FOR	FOR
					2	ADVISORY APPROVAL OF SLM CORPORATION'S EXECUTIVE COMPENSATION	MGMT	Y	FOR	FOR
					3	RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS SLM CORPORATION'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2020.	MGMT	Y	FOR	FOR

	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
18	VEONEER, INC.	VNE	92336X109	Annual May 6, 2020	1.1	ELECTION OF DIRECTOR FOR A TERM OF THREE YEARS: MARY LOUISE CUMMINGS	MGMT	Y	FOR	FOR
					1.2	ELECTION OF DIRECTOR FOR A TERM OF THREE YEARS: KAZUHIKO SAKAMOTO	MGMT	Y	FOR	FOR
					1.3	ELECTION OF DIRECTOR FOR A TERM OF THREE YEARS: WOLFGANG ZIEBERT	MGMT	Y	FOR	FOR
					2	ADVISORY VOTE TO APPROVE COMPENSATION OF NAMED EXECUTIVE OFFICERS	MGMT	Y	FOR	FOR
					3	TO APPROVE AN AMENDMENT TO THE COMPANY'S RESTATED CERTIFICATE OF INCORPORATION TO ELIMINATE THE SUPERMAJORITY VOTING STANDARD.	MGMT	Y	FOR	FOR
					4	TO APPROVE AN AMENDMENT TO THE COMPANY'S RESTATED CERTIFICATE OF INCORPORATION TO ELIMINATE THE CLASSIFIED STRUCTURE OF THE BOARD OF DIRECTORS OF VEONEER.	MGMT	Y	FOR	FOR
					5	RATIFICATION OF ERNST & YOUNG AB AS VEONEER'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2020.	MGMT	Y	FOR	FOR

	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
19	WELBILT, INC.	WBT	949090104	Annual 4/24/2020	1A	ELECTION OF DIRECTOR: CYNTHIA M. EGNOTOVICH	MGMT	Y	FOR	FOR
					1B	ELECTION OF DIRECTOR: DINO J. BIANCO	MGMT	Y	FOR	FOR
					1C	ELECTION OF DIRECTOR: JOAN K. CHOW	MGMT	Y	FOR	FOR
					1D	ELECTION OF DIRECTOR: JANICE L. FIELDS	MGMT	Y	FOR	FOR
					1E	ELECTION OF DIRECTOR: BRIAN R. GAMACHE	MGMT	Y	FOR	FOR
					1F	ELECTION OF DIRECTOR: ANDREW LANGHAM	MGMT	Y	FOR	FOR
					1G	ELECTION OF DIRECTOR: WILLIAM C. JOHNSON	MGMT	Y	FOR	FOR
					2	THE APPROVAL, ON AN ADVISORY BASIS, OF THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.	MGMT	Y	FOR	FOR
					3	THE RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2020.	MGMT	Y	FOR	FOR

Registrant: NORTHERN LIGHTS FUND TRUST - Astor Dynamic Allocation Fund										Item 1, Exhibit 9
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	INVESCO S&P 500 EQUAL WEIGHT ETF	RSP	46137V357	SPECIAL;8/19/2019	1	Director - Ronn Bagge, Todd Barre, Kevin Carome, E.P. Giambastiani Jr., Victoria Herget, Marc Kole, Yung Bong Lim, Joanne Pace, Gary Wicker, Donald Wilson	MGMT	Y	Proportional	For
2	JPMORGAN DIVERSIFIED RETURN	JPST	46641Q837	SPECIAL;10/10/2019	1	Approve new management agreement	MGMT	Y	Proportional	For

Registrant: NORTHERN LIGHTS FUND TRUST - Astor Macro Alternative Fund										Item 1, Exhibit 10
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	INVESCO S&P 500 EQUAL WEIGHT ETF	RSP	46137V357	SPECIAL;8/19/2019	1	Director - Ronn Bagge, Todd Barre, Kevin Carome, E.P. Giambastiani Jr., Victoria Herget, Marc Kole, Yung Bong Lim, Joanne Pace, Gary Wicker, Donald Wilson	MGMT	Y	Proportional	For

Registrant: NORTHERN LIGHTS FUND TRUST - Astor Sector Allocation Fund										Item 1, Exhibit 11
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	JPMORGAN DIVERSIFIED RETURN	JPST	46641Q837	SPECIAL;10/10/2019	1	Approve new management agreement	MGMT	Y	Proportional	For
2

Registrant: NORTHERN LIGHTS FUND TRUST - BTS Managed Income Fund									Item 1, Exhibit 15
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2	There were no proxy votes to report during the Reporting Period.

Registrant: NORTHERN LIGHTS FUND TRUST - BTS Tactical Fixed Income Fund									Item 1, Exhibit 16
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Goldman Sachs Trust	FGTXX	38141W273	1/23/2020	Elect Trustees	Issuer	Y	Mirror	Mirror
2

Registrant: NORTHERN LIGHTS FUND TRUST - CHANGING PARAMETERS FUND									Item 1, Exhibit 18
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Lord Abbett High Yield Fund	LAHYX	54400N409	8/26/2019	The Fund held a Special Meeting of Shareholders on August 26, 2019 to elect ten Board of Directors/Trustees.	MGMT	Y	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."

Registrant: NORTHERN LIGHTS FUND TRUST - CORE MARKET NEUTRAL FUND									Item 1, Exhibit 22
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2	NA - There were no proxies voted during the Reporting Period

Registrant: NORTHERN LIGHTS FUND TRUST - Ladenburg Aggressive Growth Fund									Item 1, Exhibit 29
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	NORTHERN LIGHTS FUND TRUST - Ladenburg Aggressive Growth Fund	LAGIX	66538B115	2/14/2020	To approve a new investment advisory agreement between the Trust, on behalf of each Fund, and Ladenburg Thalmann Asset Management, Inc., the Funds’ current investment adviser. No changes are proposed with respect to any Fund’s investment strategy, risks, investment objective, portfolio manager, investment process, or advisory fees.	MGMT	YES	FOR	FOR

Registrant: NORTHERN LIGHTS FUND TRUST - Ladenburg Growth & Income Fund									Item 1, Exhibit 30
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	NORTHERN LIGHTS FUND TRUST - Ladenburg Growth & Income Fund	LOWIX	66538B172	2/14/2020	To approve a new investment advisory agreement between the Trust, on behalf of each Fund, and Ladenburg Thalmann Asset Management, Inc., the Funds’ current investment adviser. No changes are proposed with respect to any Fund’s investment strategy, risks, investment objective, portfolio manager, investment process, or advisory fees.	MGMT	YES	FOR	FOR

Registrant: NORTHERN LIGHTS FUND TRUST - Ladenburg Growth Fund									Item 1, Exhibit 31
Investment Company Act file number: 811-21720
Reporting Period: July 1 , 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	NORTHERN LIGHTS FUND TRUST - Ladenburg Growth Fund	LGWIX	66538B149	2/14/2020	To approve a new investment advisory agreement between the Trust, on behalf of each Fund, and Ladenburg Thalmann Asset Management, Inc., the Funds’ current investment adviser. No changes are proposed with respect to any Fund’s investment strategy, risks, investment objective, portfolio manager, investment process, or advisory fees.	MGMT	YES	FOR	FOR

Registrant: NORTHERN LIGHTS FUND TRUST - Ladenburg Income & Growth Fund									Item 1, Exhibit 32
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	NORTHERN LIGHTS FUND TRUST - Ladenburg Income & Growth Fund	LNOIX	66538B214	2/14/2020	To approve a new investment advisory agreement between the Trust, on behalf of each Fund, and Ladenburg Thalmann Asset Management, Inc., the Funds’ current investment adviser. No changes are proposed with respect to any Fund’s investment strategy, risks, investment objective, portfolio manager, investment process, or advisory fees.	MGMT	YES	FOR	FOR

Registrant: NORTHERN LIGHTS FUND TRUST - Ladenburg Income Fund									Item 1, Exhibit 33
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	NORTHERN LIGHTS FUND TRUST - Ladenburg Income Fund	LNCIX	66538B248	2/14/2020	To approve a new investment advisory agreement between the Trust, on behalf of each Fund, and Ladenburg Thalmann Asset Management, Inc., the Funds’ current investment adviser. No changes are proposed with respect to any Fund’s investment strategy, risks, investment objective, portfolio manager, investment process, or advisory fees.	MGMT	YES	FOR	FOR

Registrant: NORTHERN LIGHTS FUND TRUST - Princeton L/S Treasury Fund									Item 1, Exhibit 46
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2	NA - There were no proxies voted during the Reporting Period

Registrant: NORTHERN LIGHTS FUND TRUST - Princeton Premium Fund									Item 1, Exhibit 47
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2	NA - There were no proxies voted during the Reporting Period
3

Registrant: NORTHERN LIGHTS FUND TRUST - PFG MFS® AGGRESSIVE GROWTH STRATEGY FUND									Item 1, Exhibit 65
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2	NA - There were no proxies voted during the Reporting Period

Registrant: NORTHERN LIGHTS FUND TRUST - RISKPRO® AGGRESSIVE 30+ FUND									Item 1, Exhibit 67
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2	NA - There were no proxies voted during the Reporting Period

Registrant: NORTHERN LIGHTS FUND TRUST -Zeo Short Duration Income Fund									Item 1, Exhibit 83
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2	NA - There were no proxies voted during the Reporting Period

Registrant: NORTHERN LIGHTS FUND TRUST -Zeo Sustainable Credit Fund									Item 1, Exhibit 84
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2	NA - There were no proxies voted during the Reporting Period

SIGNATURES

See General Instruction F

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)* /s/ Kevin Wolf

Kevin Wolf, President

Date: August 12, 2020

* Print the name and title of each signing officer under his or her signature.